Long-term debt (Details Narrative) € / shares in Units, $ / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands, $ in Thousands						1 Months Ended					12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Nov. 30, 2021 CAD ($)	Dec. 18, 2018 CAD ($)	Jan. 30, 2018 CAD ($) $ / shares	Nov. 30, 2021 CAD ($) $ / shares	Nov. 30, 2021 CAD ($) € / shares	Feb. 28, 2021 CAD ($)	Jul. 31, 2020 CAD ($)	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 USD ($) € / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2025 CAD ($) $ / shares	Dec. 10, 2025 $ / shares	Jul. 15, 2025 $ / shares	Jan. 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Apr. 30, 2024 CAD ($)	Apr. 30, 2024 EUR (€)	Sep. 30, 2023 CAD ($)	Sep. 30, 2023 EUR (€)	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CAD ($)	Feb. 28, 2022 USD ($)	Feb. 28, 2022 CAD ($)	Nov. 30, 2021 EUR (€)	Feb. 28, 2021 EUR (€)	Jul. 31, 2020 EUR (€)	Mar. 31, 2020 CAD ($)
IfrsStatementLineItems [Line Items]
Per common share | $ / shares																$ 6.25	$ 4.50
Ownership percentage											100000.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Lease Liabilities, Interest Rate											3.12%	3.12%	3.12%	4.06%	3.12%				4.06%	4.06%
Top of range [member]
IfrsStatementLineItems [Line Items]
Lease Liabilities, Interest Rate											5.69%	5.69%	5.69%	6.46%	5.69%				6.46%	6.46%
Unicredit bank gmb H [member]
IfrsStatementLineItems [Line Items]
Debt balance																			$ 21,888	€ 14,662	$ 23,589	€ 14,662
Interest rate											1.90%	1.90%	1.90%		1.90%
Maturity date											March 31, 2027
Daytal [member]
IfrsStatementLineItems [Line Items]
Debt balance															$ 1,476					€ 1,807
Daytal [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Fixed interest amount	$ 50	$ 60
Weighted average interest rate											1.50%	1.50%	1.50%	1.50%	1.50%				1.50%	1.50%
Daytal [member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Debt balance															$ 1,426				$ 1,747
Weighted average interest rate											4.78%	4.78%	4.78%	6.30%	4.78%				6.30%	6.30%
Valtreixal resources spain [member]
IfrsStatementLineItems [Line Items]
Interest rate											3.75%	3.75%	3.75%	3.75%	3.75%				3.75%	3.75%
Debt balance															$ 619				$ 758
Beralt tin and wolfram portuga [member]
IfrsStatementLineItems [Line Items]
Interest rate											7.40%	7.40%	7.40%	7.40%	7.40%				7.40%	7.40%
Debt balance															$ 23				$ 33
Promissory notes [member]
IfrsStatementLineItems [Line Items]
Interest rate											6.00%	6.00%	6.00%		6.00%
Maturity date											October 31, 2026
Debt balance											$ 1,000	$ 1,000	$ 1,000		$ 1,371
Promissory notes balance											$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,742				2,878
Promissory notes one [member]
IfrsStatementLineItems [Line Items]
Interest rate											6.00%	6.00%	6.00%		6.00%
Maturity date											October 31, 2026
Debt balance											$ 3,000	$ 3,000	$ 3,000	3,000	$ 4,111				4,317
Promissory notes two [member]
IfrsStatementLineItems [Line Items]
Interest rate											5.00%	5.00%	5.00%		5.00%
Maturity date											October 31, 2026
Debt balance											$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,371				1,439
Promissory notes three [member]
IfrsStatementLineItems [Line Items]
Interest rate											6.00%	6.00%	6.00%		6.00%
Maturity date											October 31, 2026
Debt balance															$ 250				250
Unsecured convertible debenture [member]
IfrsStatementLineItems [Line Items]
Debt balance				$ 2,000	$ 5,963					$ 2,000																							$ 2,680
Interest rate										7.00%	6.00%	6.00%	6.00%		6.00%																		7.00%
Maturity date				September 30, 2025	October 31, 2024					October 31, 2025
Per common share | $ / shares					$ 1.35
Debenture converted into shares | shares											2,666,666			6,833,070
Conversion price | (per share)						$ 1.245	€ 0.75			$ 0.75		$ 0.942
Conversion price | (per share)						$ 1.275	€ 1.05
Deutsche rohstoff AG [member]
IfrsStatementLineItems [Line Items]
Debt balance															$ 6,000				$ 6,000
Interest rate											4.00%	4.00%	4.00%		4.00%
Maturity date											October 31, 2026			September 30, 2024
Exercise price | $ / shares															$ 2.175
Secured convertible bond [member]
IfrsStatementLineItems [Line Items]
Debt balance									$ 4,592																							€ 3,000
Interest rate									10.00%																							10.00%
Maturity date									July 13, 2023
Unsecured convertible bond [member]
IfrsStatementLineItems [Line Items]
Debt balance			$ 2,302			$ 2,302	€ 2,302	$ 2,288																						€ 1,600	€ 1,500
Interest rate			5.00%			5.00%	5.00%	10.00%																						5.00%	10.00%
Maturity date						October 31, 2024	October 31, 2024	February 8, 2024
Description of conversion			$1,268 (US$1,000), $144 (EUR100) (converted into common shares during September 2025), and $190 (US$150) (converted into common shares during July 2025),
Unsecured convertible debenture one [member]
IfrsStatementLineItems [Line Items]
Debt balance																												$ 1,500	$ 1,900
Interest rate											5.00%	5.00%	5.00%	7.00%	5.00%				7.00%	7.00%
Maturity date											October 31, 2024			October 31, 2026
Debenture converted into shares | shares											2,000,000
Conversion price | $ / shares												$ 1.245		$ 0.75
Convertible debenture [member]
IfrsStatementLineItems [Line Items]
Debt balance																										$ 1,000	$ 1,288
Interest rate											7.00%	7.00%	7.00%		7.00%
Maturity date											June 7, 2025
Debenture converted into shares | shares											793,650
Conversion price | $ / shares												$ 1.26
Three convertible loans [member]
IfrsStatementLineItems [Line Items]
Debt balance | €																								€ 6,100
One convertible loans [member]
IfrsStatementLineItems [Line Items]
Debt balance | €																								1,377
New Secured Convertible Debenture [Member]
IfrsStatementLineItems [Line Items]
Debt balance																							$ 12,710	€ 7,900
Maturity date											September 15, 2025
New unsecured convertible debenture [member]
IfrsStatementLineItems [Line Items]
Interest rate											9.00%	9.00%	9.00%		9.00%
Conversion price | € / shares													$ 0.525
Senior secured term loan [member]
IfrsStatementLineItems [Line Items]
Term loan																									$ 75,100
KfWI PEX [Member]
IfrsStatementLineItems [Line Items]
Interest rate											2.30%	2.30%	2.30%		2.30%
Term loan														$ 74,194				$ 906
Advanced loan											$ 20,000
Repayment term											6 years 3 months